Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 5,156	$ 3,058	$ 4,216
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	466	502	357
Depreciation	595	506	494
Net amortization of securities premiums	740	764	634
Net amortization of loan origination costs (fees)	63	68	13
Deferred net loan origination (costs) fees	(124)	(139)	142
Amortization of core deposit intangible	105	51	45
Amortization of investment in low income housing partnership	479	479	479
Net amortization of purchase fair value adjustments	(9)	(3)
Net realized gain on sales and calls of securities	(218)	(13)	(9)
Net loss (gain) on sales of other real estate owned	148	(14)	22
Earnings on bank owned life insurance and annuities	(371)	(378)	(391)
Deferred tax expense (benefit)	320	(66)	194
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $55 and $48	(167)	(183)	(188)
Stock-based compensation expense	67	57	47
Mortgage loans originated for sale	(1,582)	(3,385)	(3,759)
Proceeds from loans sold to others	1,822	3,438	3,949
Gains on sales of loans	(228)	(190)	(214)
Gain from life insurance proceeds	(364)	(98)	(165)
Decrease (increase) in accrued interest receivable and other assets	461	292	(41)
(Decrease) increase in accrued interest payable and other liabilities	(1,056)	497	83
Net cash provided by operating activities	6,303	5,243	5,908
Investing activities:
Purchases of: Securities available for sale	(48,195)	(67,047)	(66,451)
Purchases of: FHLB stock	(111)	(704)	(759)
Purchases of: Premises and equipment	(542)	(463)	(697)
Purchases of: Bank owned life insurance and annuities	(53)	(54)	(60)
Proceeds from: Sales of securities available for sale	4,304	53,213	14,631
Proceeds from: Maturities of and principal repayments on securities available for sale	43,835	39,776	35,911
Proceeds from: Sale of student loans	1,796
Proceeds from: Bank owned life insurance and annuities		34	5
Proceeds from: Proceeds from life insurance claims	1,016	357	615
Proceeds from: Sale of other real estate owned	144	644	396
Proceeds from: Sale of other assets	20
Net cash received from acquisition of FNBPA		1,244
Investment in low income housing partnerships	(923)		(336)
Net decrease in interest bearing time deposits with banks			249
Net increase in loans	(1,750)	(38,004)	(17,891)
Net cash used in investing activities	(459)	(11,004)	(34,387)
Financing activities:
Net (decrease) increase in deposits	(1,293)	(1,421)	1,239
Net (decrease) increase in short-term borrowings and securities sold under agreements to repurchase	(2,861)	14,513	6,747
Issuance of long-term debt	10,000		22,500
Repayment of long-term debt	(7,500)
Cash dividends	(4,226)	(3,687)	(3,690)
Purchase of treasury stock	(927)	(63)	(222)
Common stock issued for employee stock plans	64	110	59
Net cash (used in) provided by financing activities	(6,743)	9,452	26,633
Net (decrease) increase in cash and cash equivalents	(899)	3,691	(1,846)
Cash and cash equivalents at beginning of year	10,458	6,767	8,613
Cash and cash equivalents at end of year	9,559	10,458	6,767
Supplemental information:
Interest paid	2,237	2,105	2,584
Income taxes paid	200	100	50
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	313	901	$ 369
Transfer of loans to other assets	20
Securities sold settling after year-end	$ 104
Assets acquired:
Interest bearing time deposits with banks		350
Securities		35,458
Loans		47,055
Property and equipment		419
Accrued interest receivable		550
Core deposit and other intangible assets		343
Deferred income taxes		732
Other real estate owned		114
Other assets		31
Assets acquired, total		85,052
Liabilities assumed:
Deposits		77,665
Pension liability		1,248
Accrued interest payable and other liabilities		81
Liabilities assumed, total		$ 78,994